Fair value measurement - Summary of Fair Value Measurement of Equity (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of equity [line items]
At beginning of period	€ 644,304	€ 645,034
At end of period	732,321	644,304
Level 3
Disclosure of fair value measurement of equity [line items]
At beginning of period	201,290	197,840
Investments	21,343	19,516
Disposals	(12,529)	(24,211)
Fair value adjustments	4,355	6,673
Realized gains	254	69
Exchange rate gains	1,014	1,403
At end of period	€ 215,727	€ 201,290